Income Taxes (Schedule of Effective Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	35.00%	35.00%
Tax computed at statutory rate	$ 108,105	$ 120,862	$ 37,889
Increase/(decrease) resulting from:
State income taxes	4,753	9,918	7
Bank-owned life insurance (“BOLI”)	(8,401)	(5,661)	(4,897)
401(k) – employee stock ownership plan (“ESOP”)	(904)	(824)	(714)
Tax-exempt interest	(7,890)	(7,098)	(6,507)
Non-deductible expenses	7,558	1,079	887
LIHTC credits and benefits, net of amortization	(5,327)	(6,165)	(7,239)
Other tax credits	(2,480)	(3,886)	(2,012)
Change in valuation allowance – DTA	(40,473)	(116)	(3,875)
Other changes in unrecognized tax benefits	46	616	(1,386)
Effect of Tax Act	82,027	0	0
Other	(5,122)	(1,915)	(1,212)
Total	$ 131,892	$ 106,810	$ 10,941